Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Feb. 24, 2021	Dec. 14, 2020	Jul. 22, 2020	Feb. 07, 2020	Dec. 11, 2017	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Aug. 31, 2021	Dec. 31, 2019	May 04, 2016
Subsequent Event [Line Items]
Cash dividend				$ 1.80						$ 1.80
Aggregate principal amount													$ 265,000
Interest at a floating rate of LIBOR							50.00%
Long-term Debt, Gross										$ 1,426,363		$ 1,867,497
Performance Chemicals Business [Member]
Subsequent Event [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax									$ 157,539
Tax Benefit From The Sale Of Business Discontinued Operations									$ 33,052
Medium-term Notes [Member]
Subsequent Event [Line Items]
Interest at a floating rate of LIBOR						1.25%
Long-term Debt, Gross										$ 671,710		$ 947,497
London Interbank Offered Rate (LIBOR) [Member] | Medium-term Notes [Member]
Subsequent Event [Line Items]
Interest at a floating rate of LIBOR					3.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Redemption Price		102.875%
Cash dividend		$ 3.20
Proceeds from Divestiture of Businesses		$ 1,100,000
Total consideration, net of cash acquired			$ 44,000
Subsequent Event [Member] | Medium-term Notes [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross		$ 231,363
Subsequent Event [Member] | Five Point Seven Five Percent Senior Unsecured Notes Due2025 Member [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate		5.75%
Long-term Debt, Gross		$ 295,000
Subsequent Event [Member] | ABL Credit Agreement [Member] | PQ Corporation [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date								Aug. 02, 2026
Subsequent Event [Member] | ABL Credit Agreement [Member] | PQ Corporation [Member] | UNITED STATES
Subsequent Event [Line Items]
Aggregate principal amount								$ 90,000
Subsequent Event [Member] | ABL Credit Agreement [Member] | PQ Corporation [Member] | European Union [Member]
Subsequent Event [Line Items]
Aggregate principal amount								10,000
Subsequent Event [Member] | Minimum [Member] | ABL Credit Agreement [Member] | PQ Corporation [Member]
Subsequent Event [Line Items]
Aggregate principal amount								100,000
Subsequent Event [Member] | Maximum [Member] | ABL Credit Agreement [Member] | PQ Corporation [Member]
Subsequent Event [Line Items]
Aggregate principal amount								150,000
Subsequent Event [Member] | 2021 Term Loan Facility [Member]
Subsequent Event [Line Items]
Aggregate principal amount								$ 900,000
Debt Instrument, Interest Rate								0.25%
Net leverage ratio								2.50%
Percentage of amortization requires debt instrument								0.25%
Subsequent Event [Member] | 2021 Term Loan Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Interest at a floating rate of LIBOR								0.50%
Subsequent Event [Member] | 2021 Term Loan Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Interest at a floating rate of LIBOR								2.75%
Subsequent Event [Member] | Currency Swap [Member]
Subsequent Event [Line Items]
Total notional value	$ 311,380
Repayments of Debt	$ 13,170
Subsequent Event [Member] | Interest Rate Cap Novation [Member] | PQ Corporation [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchase Amount											$ 900,000